DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives	$ 20.7	$ 30.6	$ 34.6
Held at fair value through profit or loss | Forward freight agreements
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives	3.9	7.8	0.3
Held at fair value through profit or loss | Bunker swaps
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives	(0.1)	0.3	(0.3)
Held for hedging | Bunker swaps
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives	0.0	0.1	0.1
Held for hedging | Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives	3.1	(2.3)	(0.6)
Held for hedging | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives	$ 13.8	$ 24.7	$ 35.1